SCHEDULE OF INCOME TAX EXPENSE ATTRIBUTABLE TO INCOME BEFORE INCOME TAXES (Details) - Yerbae Brands Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Percentage of federal and state tax rate	25.80%
Income Tax (provision) benefit at the federal statutory rate of 21%	$ (2,229,924)	$ (4,373,048)
State income (tax) benefit, net of federal taxes	(329,501)	(1,158,380)
True up deferred opening balances Federal		585
Interest expense		59,974
Accretion interest	155,716	339,550
Officer life insurance
True up deferred opening balances
Update for other differences	(1,382,672)	95,993
Meals and entertainment	10,967	22,703
Stock compensation	150,069
Charitable contribution limitation	52
Change in valuation allowance	3,625,293	5,012,623
Total income tax (expense) benefit